Warrants Issued in Private Placement (Details) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2012	Jul. 31, 2012	Mar. 26, 2012
Warrants Issued In Private Placement (Textual)
Sales price of private placement warrants	$ 2,450,000	$ 2,450,000
Per unit sales price of private placement warrants		$ 0.75
Warrant redumption terms	The Placement Warrants are identical to the Warrants sold as part of the Units in the Public Offering except that, so long as they are held by our initial investors, the underwriters or their permitted transferees, (1) they will not be redeemable by the Company and (2) they (including the Ordinary Shares issuable upon exercise of the Placement Warrants) may not, subject to certain limited exceptions, be transferred, assigned or sold by the initial investors or the underwriters until 30 days after the completion of an initial Business Combination. Additionally, for so long as they are held by the initial investors, the underwriters or their permitted transferees, the Placement Warrants may not be exercised after March 20, 2017. If the Company does not complete its initial Business Combination by November 26, 2013, then the proceeds from the sale of the Placement Warrants will be part of the liquidating distribution to the public shareholders and the Placement Warrants issued to the initial investors and the underwriters will expire worthless.
Warrant fair value assumptions, maximum expected volatility	Equal to the greater of (A) forty percent (40%) and (B) the 30-day volatility obtained from the HVT function on Bloomberg determined as of the trading day immediately following the announcement of the Fundamental Transaction
Warrant agreement, description		In the event of a Fundamental Transaction (as defined in the Warrant Agreement), which can only happen after a Business Combination, at the request of the holder delivered at any time through the date that is 30 days after the public disclosure of the consummation of such Fundamental Transaction by the Company pursuant to a report on Form 6-K filed with the SEC, the Company (or the successor entity to the Company) shall purchase the Warrant from the holder by paying to the holder, within five trading days after such request
Warrants expected volatility	40.00%
Warrant call cap			$ 16.50
Investor and underwriter warrants		The investor and underwriter warrants (including the Ordinary Shares issuable upon exercise of such warrants) will not be transferable, assignable or salable until 30 days after the completion of the Business Combination